Equity (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Jun. 10, 2019	Jun. 15, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Common stock, shares authorized			100,000,000	100,000,000	100,000,000
Common stock outstanding			3,378,760	3,378,760	3,373,760
Statutory surplus reserve			$ 1,892,557	$ 1,892,557
Description of statutory reserve			Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital
Common stock issued for service				25,000
Third Party Investor [Member]
Common stock shares sold	50,000
Common stock, shares issued, amount	$ 250,000
Common stock, shares issuance cost	$ 25,003
Description of exercise price	the closing price of shares shall be a minimum $6.00 per share. In the event the closing price is less than six dollars $6.00 per share, the subscriber shall be issued additional shares according to the following formula: X=(I/ P x 0.8)
Third Party Investor [Member] | July 26, 2020 [Member]
Common stock issued for service			5,000
Price per share			$ 5.00
Two independent director [Member]
Common stock issued for service	4,000
Price per share	$ 5.00
Subscribed Investor [Member]
Warrant exercised		266,800
Shares issued upon warrants exercised		53,360
SP Associates Corp [Member]
Warrant exercised		300,000
Shares issued upon warrants exercised		30,000